                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015
                                    ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                                -----------------
                             Date of Fiscal Year End

                                  June 30, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[PHOTO OF STATUE OF LIBERTY]

SEMIANNUAL REPORT JUNE 30, 2003

EATON VANCE GOVERNMENT OBLIGATIONS FUND

[PHOTO OF LINCOLN MEMORIAL]

[PHOTO OF AMERICA FLAG]

          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE GOVERNMENT OBLIGATIONS FUND as of June 30, 2003

INVESTMENT UPDATE

[PHOTO OF SUSAN SCHIFF]

Susan Schiff
Portfolio Manager

INVESTMENT ENVIRONMENT

- The U.S. economy continued to struggle in the six months ended June 30, amid reduced spending by businesses and consumers alike. GDP rose 2.4% in the second quarter of 2003, an increase from the 1.3% pace of a year ago, while the nation's jobless rate rose to 6.4% in June, its highest level since 1994.

- The first half of 2003 was a challenging period for the mortgage-backed securities (MBS) market. Quality spreads - the yield differential of MBS over Treasury bonds - widened by 30 basis points (0.30%) during the six-months. Lower mortgage rates brought higher prepayment rates - even for seasoned MBS.

- A sluggish economy, an accommodative Federal Reserve and investor concerns over the war in Iraq combined to fuel a continuing rally in the Treasury market. The Federal Reserve reduced its Federal Funds rate - a key short-term interest rate benchmark - to its lowest level in 45 years.

THE FUND

   PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 1.11% during the six months ended June 30, 2003.(1) This return resulted from a decrease in net asset value per share (NAV) to $9.79 on June 30, 2003 from $10.00 on December 31, 2002, and the reinvestment of $0.317 in dividends.

- The Fund's Class B shares had a total return of 0.74% during the six months ended June 30, 2003.(1) This return resulted from a decrease in NAV to $8.43 on June 30, 2003 from $8.61 on December 31, 2002, and the reinvestment of $0.241 in dividends.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

- The Fund's Class C shares had a total return of 0.75% during the six months ended June 30, 2003.(1) This return resulted from a decrease in NAV to $8.43 on June 30, 2003 from $8.61 on December 31, 2002, and the reinvestment of $0.241 in dividends.

   MANAGEMENT DISCUSSION

- As interest rates declined during the six-month period, mortgage securities underperformed the Treasury market. Five-year Treasury yields declined around 32 basis points (0.32%), while MBS yields remained generally unchanged. MBS represented the worst-performing fixed-income asset class in the second quarter of 2003. For the six months ended June 30, 2003, the Lipper Short/Intermediate Government Bond Fund Classification had an average total return of 1.92%.(2)

- The Portfolio underperformed its peer group during the six-month period. The Portfolio continued to focus on the seasoned segment of the MBS market, whose performance was constrained by the decline in mortgage rates. However, having widened slightly during the period, seasoned MBS spreads remained at historically high levels. We believe that seasoned MBS are likely to fare better in a stable-to-slightly higher interest rate environment.

- The Portfolio's duration was 2.6 years at June 30, 2003. Duration is an indicator - stated in years - that measures cash flows and expected maturity of a fixed-income security or portfolio, and is used to determine price sensitivity to changes in interest rates. Thus, if a stronger economy results in higher interest rates over time, a shorter duration can limit the Portfolio's interest rate exposure.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
as of June 30, 2003

PERFORMANCE(3)                     CLASS A   CLASS B   CLASS C
---------------------------------------------------------------------
Average Annual Total Returns
 (at net asset value)
One Year                              5.70%     4.85%     4.97%
Five Years                            6.18      5.39      5.35
Ten Years                             5.85      N.A.      N.A.
Life of Fund(+)                       8.13      5.14      5.01

SEC Average Annual Total Returns
 (including sales charge or
 applicable CDSC)
One Year                              0.72%    -0.09%     3.98%
Five Years                            5.15      5.08      5.35
Ten Years                             5.34      N.A.      N.A.
Life of Fund(+)                       7.85      5.14      5.01

(+)  Inception dates: Class A: 8/24/84; Class B: 11/1/93; Class C: 11/1/93

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares.

(2) The Lipper Short/Intermediate Government Bond Fund Classification includes funds that invest in securities issued or guaranteed by the U.S. Government or its agencies, with maturities from 1 to 5 years. It is not possible to invest directly in a Lipper Classification.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 4.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year; for Class C, the one-year SEC return reflects a 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
--------------------------------------------------------
Investment in Government Obligations
   Portfolio, at value (identified cost,
   $1,853,966,932)                        $1,921,429,874
Receivable for Fund shares sold               10,645,360
--------------------------------------------------------
TOTAL ASSETS                              $1,932,075,234
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for Fund shares redeemed          $    8,613,043
Dividends payable                              3,710,487
Payable to affiliate for distribution
   and service fees                              101,795
Payable to affiliate for Trustees' fees            3,869
Accrued expenses                                 374,575
--------------------------------------------------------
TOTAL LIABILITIES                         $   12,803,769
--------------------------------------------------------
NET ASSETS                                $1,919,271,465
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Paid-in capital                           $1,991,696,841
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (100,412,261)
Accumulated net investment loss              (39,476,057)
Net unrealized appreciation from
   Portfolio (computed on the basis
   of identified cost)                        67,462,942
--------------------------------------------------------
TOTAL                                     $1,919,271,465
--------------------------------------------------------
Class A Shares
--------------------------------------------------------
NET ASSETS                                $  599,772,753
SHARES OUTSTANDING                            61,269,512
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         9.79
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $9.79)       $        10.28
--------------------------------------------------------
Class B Shares
--------------------------------------------------------
NET ASSETS                                $  698,486,539
SHARES OUTSTANDING                            82,818,942
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         8.43
--------------------------------------------------------
Class C Shares
--------------------------------------------------------
NET ASSETS                                $  621,012,173
SHARES OUTSTANDING                            73,707,561
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         8.43
--------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
------------------------------------------------------
Interest allocated from Portfolio         $ 27,809,771
Security lending income allocated from
   Portfolio                                 1,526,058
Expenses allocated from Portfolio           (6,133,618)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 23,202,211
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      4,600
Distribution and service fees
   Class A                                     677,985
   Class B                                   3,235,629
   Class C                                   2,778,292
Transfer and dividend disbursing agent
   fees                                        695,284
Printing and postage                           160,542
Registration fees                               79,363
Legal and accounting services                   18,560
Custodian fee                                   16,487
Miscellaneous                                   60,123
------------------------------------------------------
TOTAL EXPENSES                            $  7,726,865
------------------------------------------------------

NET INVESTMENT INCOME                     $ 15,475,346
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Financial futures contracts            $(21,159,619)
------------------------------------------------------
NET REALIZED LOSS                         $(21,159,619)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 10,789,799
   Financial futures contracts              10,130,814
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 20,920,613
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $   (239,006)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 15,236,340
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $     15,475,346  $      35,554,895
   Net realized gain (loss)                    (21,159,619)           293,717
   Net change in unrealized
      appreciation (depreciation)               20,920,613         34,618,565
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     15,236,340  $      70,467,177
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $    (17,497,385) $     (24,292,150)
      Class B                                  (18,454,887)       (22,121,831)
      Class C                                  (15,857,210)       (15,348,077)
   Tax return of capital
      Class A                                           --           (964,305)
      Class B                                           --         (1,162,708)
      Class C                                           --           (813,335)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (51,809,482) $     (64,702,406)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    264,249,919  $     366,615,033
      Class B                                  192,941,149        410,481,825
      Class C                                  252,348,080        419,241,248
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    9,654,712         13,304,947
      Class B                                    9,004,452         10,625,289
      Class C                                    8,218,905          8,345,356
   Cost of shares redeemed
      Class A                                 (137,336,260)      (198,357,084)
      Class B                                  (73,697,794)       (80,215,877)
      Class C                                 (100,452,287)       (89,789,349)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                $    424,930,876  $     860,251,388
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    388,357,734  $     866,016,159
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $  1,530,913,731  $     664,897,572
-----------------------------------------------------------------------------
AT END OF PERIOD                          $  1,919,271,465  $   1,530,913,731
-----------------------------------------------------------------------------
Accumulated distributions in
excess of net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    (39,476,057) $      (3,141,921)
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                               CLASS A
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                               YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)          2001(1)(2)          2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.000         $  9.950           $  9.810          $  9.700       $ 10.400       $ 10.620
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.112         $  0.401           $  0.549          $  0.717       $  0.745       $  0.783
Net realized and unrealized
   gain (loss)                          (0.005)           0.350              0.311             0.127         (0.689)        (0.215)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.107         $  0.751           $  0.860          $  0.844       $  0.056       $  0.568
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.317)        $ (0.674)          $ (0.720)         $ (0.718)      $ (0.743)      $ (0.781)
From tax return of capital                  --           (0.027)                --            (0.016)        (0.013)        (0.007)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.317)        $ (0.701)          $ (0.720)         $ (0.734)      $ (0.756)      $ (0.788)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.790         $ 10.000           $  9.950          $  9.810       $  9.700       $ 10.400
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.11%            7.84%              9.06%             9.12%          0.56%          5.56%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $599,773         $474,595           $291,249          $183,657       $195,162       $251,727
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.07%(6)         1.11%              1.25%             1.21%          1.23%          1.25%
   Interest expense(4)                    0.00%(5)(6)      0.00%(5)           0.02%             0.02%          0.02%          0.07%
   Net investment income                  2.28%(6)         4.03%              5.50%             7.44%          7.43%          7.46%
Portfolio Turnover of the
   Portfolio                                26%              41%                21%               22%            18%            48%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes on net investment income per share and on the ratio of net investment income to average net assets for the year ended December 31, 2001 was a decrease of $0.161 per share and 1.61%, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Represents less than 0.01%.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                               CLASS B
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                               YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)          2001(1)(2)          2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  8.610         $  8.570           $  8.450          $  8.350       $  8.950       $  9.140
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.065         $  0.282           $  0.409          $  0.557       $  0.576       $  0.602
Net realized and unrealized
   gain (loss)                          (0.004)           0.297              0.266             0.109         (0.594)        (0.182)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.061         $  0.579           $  0.675          $  0.666       $ (0.018)      $  0.420
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.241)        $ (0.512)          $ (0.555)         $ (0.550)      $ (0.569)      $ (0.603)
From tax return of capital                  --           (0.027)                --            (0.016)        (0.013)        (0.007)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.241)        $ (0.539)          $ (0.555)         $ (0.566)      $ (0.582)      $ (0.610)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  8.430         $  8.610           $  8.570          $  8.450       $  8.350       $  8.950
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.74%            7.00%              8.23%             8.33%         (0.20)%         4.76%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $698,487         $583,804           $240,472          $120,557       $116,913       $132,013
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.82%(6)         1.86%              1.99%             1.95%          1.98%          2.00%
   Interest expense(4)                    0.00%(5)(6)      0.00%(5)           0.02%             0.02%          0.02%          0.07%
   Net investment income                  1.55%(6)         3.29%              4.75%             6.72%          6.68%          6.66%
Portfolio Turnover of the
   Portfolio                                26%              41%                21%               22%            18%            48%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes on net investment income per share and on the ratio of net investment income to average net assets for the year ended December 31, 2001 was a decrease of $0.138 per share and 1.61%, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Represents less than 0.01%.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                               CLASS C
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                               YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)          2001(1)(2)          2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  8.610         $  8.570           $  8.450           $ 8.360        $ 8.960        $ 9.130
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.065         $  0.282           $  0.392           $ 0.551        $ 0.576        $ 0.607
Net realized and unrealized
   gain (loss)                          (0.004)           0.297              0.283             0.105         (0.594)        (0.172)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.061         $  0.579           $  0.675           $ 0.656        $(0.018)       $ 0.435
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.241)        $ (0.512)          $ (0.555)          $(0.550)       $(0.569)       $(0.599)
From tax return of capital                  --           (0.027)                --            (0.016)        (0.013)        (0.006)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.241)        $ (0.539)          $ (0.555)          $(0.566)       $(0.582)       $(0.605)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  8.430         $  8.610           $  8.570           $ 8.450        $ 8.360        $ 8.960
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.75%            6.99%              8.18%             8.19%         (0.20)%         4.92%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $621,012         $472,515           $133,176           $32,837        $30,833        $34,719
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.82%(6)         1.85%              1.99%             2.04%          1.98%          2.00%
   Interest expense(4)                    0.00%(5)(6)      0.00%(5)           0.02%             0.02%          0.02%          0.07%
   Net investment income                  1.53%(6)         3.29%              4.55%             6.64%          6.67%          6.71%
Portfolio Turnover of the
   Portfolio                                26%              41%                21%               22%            18%            48%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes on net investment income per share and on the ratio of net investment income to average net assets for the year ended December 31, 2001 was a decrease of $0.139 per share and 1.61%, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Represents less than 0.01%.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Government Obligations Fund (the Fund) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (the Trust). The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Government Obligations Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (95% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $62,736,657 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryovers will expire on December 31, 2003 ($2,688,390), December 31, 2004 ($10,207,058),
   December 31, 2005 ($4,786,337), December 31, 2006 ($3,525,680), December 31,
   2007 ($16,400,527), December 31, 2008 ($4,071,870), and December 31, 2010
   ($21,056,795). At December 31, 2002, net capital losses of $7,099,682 attributable to security transactions incurred after October 31, 2002, are treated as arising on the first day of the Fund's current taxable year. These amounts differed from the accumulated net realized loss primarily due to the Fund's mixed straddle account election for tax purposes.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital and primarily relate to the different treatment for paydown gains/losses on mortgage-backed securities and to expired capital loss carryforwards.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                           26,750,322            36,806,666
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       979,325             1,339,070
    Redemptions                                    (13,920,690)          (19,954,934)
    --------------------------------------------------------------------------------
    NET INCREASE                                    13,808,957            18,190,802
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                           22,661,724            47,832,740
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     1,059,905             1,240,890
    Redemptions                                     (8,670,271)           (9,360,782)
    --------------------------------------------------------------------------------
    NET INCREASE                                    15,051,358            39,712,848
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                           29,673,297            48,893,819
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       968,693               974,992
    Redemptions                                    (11,835,628)          (10,516,196)
    --------------------------------------------------------------------------------
    NET INCREASE                                    18,806,362            39,352,615
    --------------------------------------------------------------------------------

4 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2003 aggregated $712,071,330 and $338,492,291, respectively.

5 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective
   August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2003, no significant amounts have been earned. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $177,001 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2003.

6 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 7) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,426,722 and $2,083,719 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At June 30, 2003, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $25,928,000 and $49,035,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2003 amounted to $677,685, $808,907 and $694,573 for Class A, Class B, and Class C shares, respectively.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note
   6). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $936,000 and $196,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2003.

8 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                  NUMBER OF SHARES
                                              ------------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE   WITHHOLD
    ------------------------------------------------------------------
    Jessica M. Bibliowicz                      159,396,002   5,655,924
    Donald R. Dwight                           159,470,025   5,581,901
    James B. Hawkes                            159,485,418   5,566,508
    Samuel L. Hayes, III                       159,498,493   5,553,434
    William H. Park                            159,525,430   5,526,497
    Norton H. Reamer                           159,460,237   5,591,689
    Lynn A. Stout                              159,477,660   5,574,266

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the Eaton Vance Mutual Funds Trust's mandatory retirement policy.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

U.S. GOVERNMENT AGENCY DEBENTURES -- 12.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Fannie Mae, 6.125%, 3/15/12(1)               $125,000      $  147,673,000
Federal Home Loan Mortgage Corp.,
6.625%, 9/15/09(1)                             95,000         114,165,490
-------------------------------------------------------------------------
Total U.S. Government Agency Debentures
   (identified cost, $237,056,187)                         $  261,838,490
-------------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 103.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
   5.00%, with maturity at 2003(2)           $      0      $          181
   5.50%, with various maturities to
   2011                                            28              29,076
   6.00%, with various maturities to
   2026                                         5,567           5,881,071
   6.25%, with maturity at 2008                    16              16,724
   6.50%, with various maturities to
   2024                                        96,815         103,602,929
   6.75%, with various maturities to
   2007                                            15              15,766
   6.87%, with maturity at 2024                 2,815           3,032,438
   7.00%, with various maturities to
   2019                                        78,800          85,141,477
   7.089%, with maturity at 2023                5,051           5,469,182
   7.25%, with various maturities to
   2022                                         8,455           9,171,092
   7.50%, with various maturities to
   2033                                        40,636          44,351,988
   7.625%, with maturity at 2019                2,986           3,307,445
   7.75%, with various maturities to
   2018                                           390             424,713
   7.78%, with maturity at 2022                 1,181           1,293,998
   7.85%, with maturity at 2020                 3,114           3,471,830
   8.00%, with various maturities to
   2028                                        96,896         107,389,495
   8.13%, with maturity at 2019                 4,740           5,316,261
   8.15%, with various maturities to
   2021                                         2,560           2,854,619
   8.25%, with various maturities to
   2017                                         4,287           4,626,807
   8.50%, with various maturities to
   2027                                        37,383          41,705,829
   8.75%, with various maturities to
   2016                                         3,424           3,700,649
   9.00%, with various maturities to
   2027                                        31,198          34,968,896
   9.25%, with various maturities to
   2012                                         2,440           2,689,111
   9.50%, with various maturities to
   2026                                        21,586          24,519,554
   9.75%, with various maturities to
   2018                                         1,762           1,947,170
   10.00%, with various maturities to
   2025                                        24,681          28,961,413
   10.50%, with various maturities to
   2021                                        14,753          17,713,777
   10.75%, with maturity at 2011                  494             563,734
   11.00%, with various maturities to
   2021                                        18,522          22,326,037
   11.25%, with maturity at 2014                  493             575,467
   11.50%, with various maturities to
   2017                                         1,685           2,027,869
   11.75%, with maturity at 2011                  265             311,846
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
   12.00%, with various maturities to
   2019                                      $  2,476      $    3,056,805
   12.25%, with various maturities to
   2019                                           419             504,734
   12.50%, with various maturities to
   2019                                         8,200          10,019,603
   12.75%, with various maturities to
   2015                                            90             110,265
   13.00%, with various maturities to
   2019                                         1,049           1,305,719
   13.25%, with various maturities to
   2019                                           112             138,848
   13.50%, with various maturities to
   2019                                         2,105           2,593,533
   14.00%, with various maturities to
   2016                                           402             501,855
   14.50%, with various maturities to
   2014                                            30              39,508
   14.75%, with maturity at 2010                  134             162,711
   15.00%, with various maturities to
   2013                                           829           1,062,392
   15.25%, with maturity at 2012                   33              43,495
   15.50%, with maturity at 2011                   11              14,078
   16.00%, with maturity at 2012                   38              50,178
   16.25%, with various maturities to
   2012                                            39              49,708
-------------------------------------------------------------------------
                                                           $  587,061,876
-------------------------------------------------------------------------
Federal National Mortgage Assn.:
   0.25%, with maturity at 2014              $     13      $       11,891
   3.50%, with maturity at 2007                     4               3,991
   5.00%, with maturity at 2017                    50              52,677
   5.25%, with maturity at 2006                    21              21,577
   5.50%, with maturity at 2006                    15              15,822
   6.00%, with various maturities to
   2024                                         3,147           3,333,964
   6.50%, with various maturities to
   2026                                       235,411         251,360,891
   6.75%, with maturity at 2007                     5               4,943
   7.00%, with various maturities to
   2017                                       176,677         190,665,744
   7.25%, with various maturities to
   2017                                         1,705           1,862,769
   7.50%, with various maturities to
   2029                                       106,515         116,128,226
   7.75%, with various maturities to
   2008                                           194             205,898
   7.875%, with maturity at 2021                4,178           4,664,223
   7.979%, with maturity at 2030                  592             662,036
   8.00%, with various maturities to
   2025                                        60,934          67,104,579
   8.25%, with various maturities to
   2025                                         5,339           5,819,636
   8.33%, with maturity at 2020                 2,118           2,379,826
   8.50%, with various maturities to
   2026                                        14,481          16,023,275
   8.575%, with maturity at 2021                2,307           2,601,024
   8.75%, with various maturities to
   2017                                         3,700           4,018,204
   8.881%, with maturity at 2010                  777             858,733
   9.00%, with various maturities to
   2030                                        14,732          16,450,313
   9.125%, with maturity at 2011                  557             625,648
   9.25%, with various maturities to
   2017                                         2,007           2,228,124
   9.50%, with various maturities to
   2030                                        19,333          21,998,844
   9.704%, with maturity at 2025                  426             499,262
   9.75%, with maturity at 2019                    83              97,374
   9.92%, with maturity at 2021                   493             578,681
   10.00%, with various maturities to
   2027                                        15,350          18,019,681

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
   10.036%, with maturity at 2020            $    739      $      866,078
   10.053%, with maturity at 2023                 737             873,436
   10.29%, with maturity at 2021                  827             992,107
   10.294%, with maturity at 2021                 365             431,399
   10.365%, with maturity at 2025                 628             749,622
   10.50%, with various maturities to
   2025                                         2,676           3,190,143
   11.00%, with various maturities to
   2025                                         9,495          11,412,546
   11.50%, with various maturities to
   2020                                         5,266           6,365,591
   11.534%, with maturity at 2025                 365             451,071
   11.591%, with maturity at 2018               1,140           1,382,829
   11.75%, with various maturities to
   2017                                           686             836,270
   12.00%, with various maturities to
   2020                                        14,213          17,398,841
   12.25%, with various maturities to
   2015                                           653             802,149
   12.267%, with maturity at 2021                 656             806,854
   12.50%, with various maturities to
   2021                                         3,818           4,687,489
   12.707%, with maturity at 2015               1,032           1,286,917
   12.75%, with various maturities to
   2015                                           676             832,906
   13.00%, with various maturities to
   2019                                         2,563           3,118,116
   13.25%, with various maturities to
   2015                                           641             791,769
   13.50%, with various maturities to
   2015                                         1,676           2,113,609
   13.75%, with maturity at 2011                   23              28,833
   14.00%, with various maturities to
   2014                                            63              78,392
   14.50%, with various maturities to
   2014                                            69              87,194
   14.75%, with maturity at 2012                1,188           1,512,947
   15.00%, with various maturities to
   2013                                         1,170           1,510,023
   15.50%, with maturity at 2012                  201             260,999
   15.75%, with maturity at 2011                    7               8,827
   16.00%, with maturity at 2012                  716             936,954
-------------------------------------------------------------------------
                                                           $  792,111,764
-------------------------------------------------------------------------
Government National Mortgage Assn.:
   6.50%, with various maturities to
   2026                                      $262,188      $  280,612,857
   7.00%, with various maturities to
   2025                                       177,967         192,615,700
   7.25%, with various maturities to
   2022                                           441             471,712
   7.50%, with various maturities to
   2024                                        37,218          40,926,342
   8.00%, with various maturities to
   2023                                        49,974          55,421,342
   8.25%, with various maturities to
   2019                                           906           1,010,999
   8.30%, with maturity at 2020                   371             416,713
   8.50%, with various maturities to
   2018                                        10,438          11,719,852
   9.00%, with various maturities to
   2033                                        50,986          57,344,562
   9.50%, with various maturities to
   2025                                        22,227          25,250,796
   10.00%, with various maturities to
   2025                                         5,300           6,053,759
   11.00%, with various maturities to
   2020                                         4,443           5,399,407
   11.50%, with maturity at 2013                   52              63,018
   12.00%, with various maturities to
   2015                                         3,496           4,293,336
   12.50%, with various maturities to
   2019                                         1,532           1,890,737
   13.00%, with various maturities to
   2014                                           313             390,858
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
   13.50%, with maturity at 2011             $     12      $       14,121
   14.00%, with maturity at 2015                   31              39,685
   14.50%, with maturity at 2014                   12              14,254
   15.00%, with various maturities to
   2013                                           222             289,458
   16.00%, with various maturities to
   2012                                            58              76,222
-------------------------------------------------------------------------
                                                           $  684,315,730
-------------------------------------------------------------------------
Collateralized Mortgage Obligations:
   Federal Home Loan Mortgage Corp.
   Series B, Class 3 100% FHLMC PC
   Collateral, 12.50%, due 2013              $     28      $       32,741
   Federal National Mortgage Assn.,
   Series G93-29, Class Z, 7.00%, due
   2023                                        14,488          15,397,225
   Federal National Mortgage Assn.,
   Series 1993-120, Class K,
   7.00%, due 2022                             13,000          13,401,778
   Federal National Mortgage Assn.,
   Series 1993-39, Class Z,
   7.50%, due 2023                             11,434          12,276,795
-------------------------------------------------------------------------
                                                           $   41,108,539
-------------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $2,062,952,117)                        $2,104,597,909
-------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 0.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-------------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23(3)       $  6,000      $    8,042,112
-------------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $6,279,332)                           $    8,042,112
-------------------------------------------------------------------------
Total Investments -- 116.9%
   (identified cost $2,306,287,636)                        $2,374,478,511
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- (16.9)%                  $ (343,064,602)
-------------------------------------------------------------------------
Net Assets -- 100.0%                                       $2,031,413,909
-------------------------------------------------------------------------

 (1)  A portion of this security is on loan at June 30, 2003.
 (2)  Remaining principal is less than 1,000.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
--------------------------------------------------------
Investments, at value (identified cost,
   $2,306,287,636)                        $2,374,478,511
Cash                                              78,366
Receivable for investments sold                4,565,573
Interest receivable                           17,138,520
Prepaid expenses                                   1,285
--------------------------------------------------------
TOTAL ASSETS                              $2,396,262,255
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Collateral for securities loaned          $  270,096,000
Payable for investments purchased             49,432,188
Demand note payable                           44,200,000
Payable for daily variation margin on
   open financial futures contracts              982,812
Payable to affiliate for Trustees' fees           28,574
Accrued expenses                                 108,772
--------------------------------------------------------
TOTAL LIABILITIES                         $  364,848,346
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $2,031,413,909
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,962,145,872
Net unrealized appreciation (computed on
   the basis of identified cost)              69,268,037
--------------------------------------------------------
TOTAL                                     $2,031,413,909
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
------------------------------------------------------
Interest                                  $ 28,994,648
Security lending income                      1,613,169
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 30,607,817
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  6,094,726
Trustees' fees and expenses                     36,293
Custodian fee                                  200,988
Legal and accounting services                   11,574
Interest expense                                48,975
Miscellaneous                                   11,373
------------------------------------------------------
TOTAL EXPENSES                            $  6,403,929
------------------------------------------------------

NET INVESTMENT INCOME                     $ 24,203,888
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Financial futures contracts            $(22,071,034)
------------------------------------------------------
NET REALIZED LOSS                         $(22,071,034)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 11,357,855
   Financial futures contracts              10,526,396
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 21,884,251
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $   (186,783)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 24,017,105
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $     24,203,888  $      44,751,237
   Net realized gain (loss)                    (22,071,034)           360,261
   Net change in unrealized appreciation
      (depreciation)                            21,884,251         35,242,970
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     24,017,105  $      80,354,468
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    783,993,155  $   1,229,453,821
   Withdrawals                                (349,408,625)      (412,516,376)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    434,584,530  $     816,937,445
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                $    458,601,635  $     897,291,913
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $  1,572,812,274  $     675,520,361
-----------------------------------------------------------------------------
AT END OF PERIOD                          $  2,031,413,909  $   1,572,812,274
-----------------------------------------------------------------------------

STATEMENT OF CASH FLOWS (UNAUDITED)

                                          SIX MONTHS ENDED
INCREASE (DECREASE) IN CASH               JUNE 30, 2003
----------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchase of investments                $ (1,143,661,553)
   Proceeds from sales of investments
      and principal repayments                 547,035,192
   Interest received, including net
      securities lending income                 62,441,509
   Interest paid                                   (48,975)
   Operating expenses paid                      (6,305,812)
   Net purchase of short-term
      investments                                3,494,000
   Financial futures contracts
      transactions                             (20,556,989)
   Repayment of collateral for
      securities loaned, net                    68,365,500
   Decrease in unrealized loss from
      futures transactions                      10,526,396
   Increase in demand deposit payable           44,200,000
   Decrease in prepaid expenses                      1,754
----------------------------------------------------------
NET CASH USED FOR OPERATING ACTIVITIES    $   (434,508,978)
----------------------------------------------------------
Cash Flows From (Used For) Financing
   Activities --
   Proceeds from capital contributions    $    783,993,155
   Payments for capital withdrawals           (349,408,625)
----------------------------------------------------------
NET CASH FROM FINANCING ACTIVITIES        $    434,584,530
----------------------------------------------------------

NET INCREASE IN CASH                      $         75,552
----------------------------------------------------------

CASH AT BEGINNING OF PERIOD               $          2,814
----------------------------------------------------------

CASH AT END OF PERIOD                     $         78,366
----------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
----------------------------------------------------------
Net increase in net assets from
   operations                             $     24,017,105
Increase in receivable for investments
   sold                                           (987,650)
Increase in payable for investments
   purchased                                    39,659,627
Increase in interest receivable                 (3,379,532)
Decrease in receivable for variation
   margin                                        1,514,045
Increase in payable to affiliate                    22,321
Increase in accrued expenses                        26,821
Decrease in prepaid expenses                         1,754
Increase in collateral for securities
   loaned                                       68,365,500
Net increase in investments                   (607,948,969)
Increase in demand note payable                 44,200,000
----------------------------------------------------------
NET CASH USED FOR OPERATING ACTIVITIES    $   (434,508,978)
----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -----------------------------------------------------------------
                                  (UNAUDITED)            2002          2001(1)        2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.70%(3)         0.75%         0.81%         0.84%        0.83%        0.82%
   Interest expense                        0.00%(2)(3)       0.00%(2)      0.02%        0.02%        0.02%        0.07%
   Net investment income                   2.66%(3)         4.41%         5.91%         7.77%        7.79%        7.85%
Portfolio Turnover                           26%              41%           21%           22%          18%          48%
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                              1.30%            8.24%         9.52%           --           --           --
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $2,031,414       $1,572,812      $675,520      $339,990     $345,200     $421,011
-----------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 7.51% to 5.91%.
 (2)  Represents less than 0.01%.
 (3)  Annualized.
 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2003, the Eaton Vance Government Obligations Fund had a 95% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage backed, pass-through securities) are normally valued on the basis of valuations furnished by dealers or a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2003, $231 in credit balances were used to reduce the Portfolio's custodian fee.

 E Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 F Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 G Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 H Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Statement of Cash Flows -- The cash amount shown in the Statement of Cash
   Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at June 30, 2003.

 K Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Purchases and Sales of Investments
-------------------------------------------
   Purchases and paydowns of investments, other than short-term obligations, aggregated $1,183,321,180 and $547,470,980, respectively.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million, 0.6875% (per annum) from $500 million to $1 billion, 0.6250% (per annum) from $1 billion to $1.5 billion, 0.5625% (per annum) from $1.5 billion to $2 billion and at reduced rates as daily net assets exceed that level. For the six months ended
   June 30, 2003, the fee was equivalent to 0.67% (annualized) of the Portfolio's average net assets for such period and amounted to $6,094,726. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 2003 was $22,886,364 and the average interest rate was 1.78%. At June 30, 2003, the Portfolio had a balance outstanding pursuant to this line of credit of $44,200,000.

5 Securities Lending Agreement
-------------------------------------------
   The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $1,434,465 for the six months ended June 30, 2003. At June 30, 2003, the value of the securities loaned and the value of the collateral amounted to $261,838,490 and $270,096,000, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $2,326,425,318
    --------------------------------------------------------
    Gross unrealized appreciation             $   51,498,624
    Gross unrealized depreciation                 (3,445,431)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   48,053,193
    --------------------------------------------------------

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2003 is as follows:

                                   FUTURES CONTRACTS
    --------------------------------------------------------------------------------
    EXPIRATION                                                        NET UNREALIZED
    DATE(S)                     CONTRACTS                   POSITION   APPRECIATION
    --------------------------------------------------------------------------------
    9/03          3,700 US Treasury Five Year Note Futures  Short       $1,077,162

   At June 30, 2003, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

8 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                            97%           3%
    Donald R. Dwight                                 97%           3%
    James B. Hawkes                                  97%           3%
    Samuel L. Hayes, III                             97%           3%
    William H. Park                                  97%           3%
    Norton H. Reamer                                 97%           3%
    Lynn A. Stout                                    97%           3%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE GOVERNMENT OBLIGATIONS FUND

INVESTMENT MANAGEMENT

EATON VANCE GOVERNMENT OBLIGATIONS FUND

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

GOVERNMENT OBLIGATIONS PORTFOLIO

Officers

Mark Venezia
President

Susan Schiff
Vice President and
Portfolio Manager

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF GOVERNMENT OBLIGATIONS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

EATON VANCE GOVERNMENT OBLIGATIONS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

140-8/03                                                                   GOSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE GOVERNMENT OBLIGATIONS FUND)

By:    /s/ Thomas E. Faust Jr.
       -----------------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       -----------------------------
       James L. O'Connor
       Treasurer


Date:  August 18, 2003
       ---------------


By:    /s/ Thomas E. Faust Jr.
       -----------------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003
       ---------------